DEIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table illustrates the classification of the Company's recurring fair value measurements for derivative financial instruments within the fair value hierarchy and their carrying values and fair values as at December 31, 2020 and December 31, 2019:

		December 31, 2020		December 31, 2019
	Level	Carrying value	Fair value	Carrying value	Fair value
Financial liabilities
Fair value through profit or loss
7% Convertible Debentures embedded derivative (Note 19)	3	2,643	2,643	5,608	5,608
Non-hedge derivative contracts	2	2,382	2,382	211	211
		5,025	5,025	5,819	5,819

Disclosure of gain (loss) on fair value of financial instruments	The following table provides a reconciliation of derivative liability opening and closing balances as presented on the consolidated balance sheets:

	For the Years Ended December 31,
	2020	2019
Opening balance	5,819	4,177
(Gain)/loss on fair value of 7% Convertible Debentures embedded derivative	(2,965)	1,431
Unrealized loss on fair value of non-hedge derivative contracts	2,171	211
(Gain)/loss on fair value of derivative financial instruments	(794)	1,642
Closing balance	5,025	5,819

Current portion of derivative liability:
7% Convertible Debentures embedded derivative	2,643	—
Non-hedge derivative contracts	669	211
	3,312	211
Long term portion of derivative liability:
7% Convertible Debentures embedded derivative	—	5,608
Non-hedge derivative contracts	1,713	—
	1,713	5,608

Disclosure of significant unobservable inputs used in fair value measurement of liabilities	The significant inputs used in the convertible note valuation are as follows:

	December 31, 2020	December 31, 2019
Embedded derivative
Risk premium	5.9%	5.3%
Borrowing costs	7.5%	7.5%
Expected volatility	45.0%	45.0%
Remaining life (years)	0.6	1.6